Share information; Earnings per share	12 Months Ended
Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Share capital
Ordinary share capital
As
of
31 December
2025,
UBS
AG
had
3,858,408,466
issued
fully
paid
registered
shares
(31 December
2024:
3,858,408,466
shares) with a
nominal value of
USD
0.10
each, leading to
a share capital
of USD
385,840,846.60 . The
shares were entirely held by UBS Group AG.
Conditional capital
As of 31 December 2025, the following conditional capital was available to the Board of Directors (the BoD) of UBS AG:
–
Conditional
capital
in
the
amount
of
USD
38,000,000
,
for
the
issuance
of
a
maximum
of
380,000,000
fully
paid
registered shares with a nominal value
of USD
0.10
each, to be issued through the
voluntary or mandatory exercise of
conversion rights and / or warrants
granted in connection with the issuance
of bonds or similar financial instruments
on national or international
capital markets. This
conditional capital allowance
was approved at
the Extraordinary
General Meeting
held on
26 November
2014, having
originally been
approved at
the Annual
General Meeting
(the AGM) of UBS AG on 14 April
2010. The BoD has not made use
of such allowance.
Conversion capital
As
of
31 December
2025,
UBS
AG
had
conversion
capital
in
the
amount
of
USD
70,000,000
,
for
the
issuance
of
a
maximum of 700,000,000
fully paid registered shares with a nominal value of USD
0.10
each. The issuance of fully paid
registered shares
only occurs through
the mandatory conversion
of claims arising
upon the occurrence
of one or
more
trigger events under
financial market instruments
with contingent conversion
features issued
by UBS AG.
The creation
of this conversion capital was approved at the AGM held on 23 April 2024.
Capital band and reserve capital
As of 31 December 2025, UBS AG had not introduced any capital band or any reserve capital.
Earnings per share
In 2015,
UBS AG
shares were
delisted from
the SIX
Swiss Exchange
and the
New York
Stock Exchange.
As of
31 December
2025, 100
% of UBS
AG’s issued shares
were held by
UBS Group AG
and therefore were
not publicly traded.
Accordingly,
earnings per share information is not provided for UBS AG.